Income taxes	12 Months Ended
Mar. 31, 2016
Income taxes

18. Income taxes:

Total income taxes for the fiscal years ended March 31, 2014, 2015 and 2016 comprised the following:

	Millions of yen
	2014	2015	2016
Income taxes-current	¥319,683	¥218,552	¥267,249
Income taxes-deferred
Adjustments of a deferred tax liabilities and assets for enacted changes in tax laws	7,907	25,040	15,160
Adjustments of the beginning of the year balance of a valuation allowance	—	—	(32,698)
Other	(19,611)	(5,525)	(37,992)

Total income taxes-deferred	(11,704)	19,515	(55,530)
Other comprehensive income (loss)	20,025	15,238	(16,517)

Total income taxes	¥328,004	¥253,305	¥195,202

For the fiscal years ended March 31, 2014, 2015 and 2016, NTT DOCOMO, INC. and its domestic subsidiaries were subject to a National Corporate Tax of 28.05%, 25.5%, and 23.9%, respectively, a Corporate Inhabitant Tax of approximately 5% and a deductible Corporate Enterprise Tax and Special Local Corporate Tax of approximately 8%, 8% and 7%, respectively. The rate of the Corporate Inhabitant Tax and Corporate Enterprise Tax differs depending on the municipality.

The aggregate statutory income tax rates for the fiscal years ended March 31, 2014, 2015 and 2016 were 38.1%, 35.8% and 33.4%, respectively. The actual effective income tax rates for the fiscal years ended March 31, 2014, 2015 and 2016 were 37.0%, 37.0% and 27.2%, respectively.

The amendments to the Japanese Corporate Tax Law were enacted on March 20, 2014, and the corporate tax rate was changed effectively from April 1, 2014. The aggregate statutory income tax rate declined from 38.1% to 35.8% to be used in measuring deferred tax assets and liabilities after the enactment date, resulting from temporary differences that are expected to be recovered or settled during the fiscal year from April 1, 2014 and thereafter. The impact of the change in the enacted tax rate on DOCOMO’s financial results was insignificant for the fiscal year ended March 31, 2014.

Amendments to the Japanese Corporate Tax Law were enacted on March 31, 2015, and the corporate tax rate has been changed effective from April 1, 2015 and will be changed again effective from April 1, 2016. The aggregate statutory income tax rate to be used in measuring deferred tax assets and liabilities after the enactment date declined from 35.8% to 33.4% and 32.8%, resulting from temporary differences that were expected to be recovered or settled during the fiscal years from April 1, 2015 to March 31, 2016 and April 1, 2016 and thereafter, respectively. Due to the change in the enacted tax rates, net deferred tax assets as of enactment date decreased by ¥25,040 million for the fiscal year ended March 31, 2015. Net income attributable to NTT DOCOMO, INC. decreased by ¥25,264 million as of enacted date.

Amendments to the Japanese Corporate Tax Law were enacted on March 29, 2016, and the corporate tax rate has been changed effective from April 1, 2016 and will be changed again effective from April 1, 2018. The aggregate statutory income tax rate to be used in measuring deferred tax assets and deferred tax liabilities after the enactment date declined from 32.8% to 31.6% and 31.4%, resulting from temporary differences that are expected to be recovered or settled during the periods from April 1, 2016 to March 31, 2018, and April 1, 2018 and thereafter, respectively. Due to the change in the enacted tax rates, net deferred tax assets as of enactment date decreased by ¥15,160 million for the fiscal year ended March 31, 2016. Net income attributable to NTT DOCOMO, INC. decreased by ¥14,691 million as of enacted date.

During the fiscal year ended March 31, 2016, DOCOMO decided to terminate the multimedia broadcasting business for mobile devices of DOCOMO’s smart life business segment effective June 30, 2016.

In connection with the decision to terminate of the multimedia broadcasting business and the acquisition of the non-controlling interest in the entities involved, DOCOMO concluded that it became more likely than not that the related deferred tax assets will be realized as the termination will make available certain prudent and feasible tax-planning strategies in the tax jurisdictions of certain subsidiaries which operate the multimedia broad casting business for mobile devices. DOCOMO, therefore, released all of the valuation allowance for the related deferred tax assets of those subsidiaries.

Reconciliation of the difference of the actual effective income tax rate and the statutory income tax rate of DOCOMO is as follows:

	2014	2015	2016
Statutory income tax rate	38.1%	35.8%	33.4%
Expenses not deductible for tax purposes	0.1	0.3	0.2
Research and other credits	(0.8)	(0.7)	(1.4)
Tax credits of investment in productivity improvement facilities	—	(3.6)	(2.7)
Change in valuation allowance	1.1	2.0	(3.9)
Effect of enacted changes in tax laws and rates	1.0	3.9	1.9
Effect of outside basis differences of equity method investment	(3.1)	(0.6)	(0.3)
Goodwill impairment loss	—	—	0.4
Other	0.6	(0.1)	(0.4)

Actual effective income tax rate	37.0%	37.0%	27.2%

According to amendments to the Japanese Corporate Tax Law enacted on March 20, 2014, new deductible special depreciation or tax credits for the investments of productivity improvement facilities were introduced. DOCOMO elected to apply for the tax credit for the investments of these eligible investments. The tax credit for investments in productivity improvement facilities amounted to ¥23,435 million and ¥20,667 million for NTT DOCOMO, INC. and its domestic subsidiaries for the fiscal years ended March 31, 2015 and 2016, respectively. Under the Japanese Corporate Tax Law, the investment tax credit does not reduce any tax basis of the related assets. DOCOMO recognized the entire tax benefit from this investment tax credit as a reduction to current income tax expense based on the Flow-Through Method. There was no unused investment tax credit as of March 31, 2015 and 2016.

Deferred income taxes primarily result from temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Significant components of deferred tax assets and liabilities as of March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015	2016
Deferred tax assets:
Investments in affiliates	¥102,665	¥110,312
Property, plant and equipment and intangible assets	84,347	89,680
Liability for employees’ retirement benefits	56,590	61,615
Operating loss carryforwards	39,031	42,747
Accrued liabilities for loyalty programs	39,363	29,840
Deferred revenues regarding “Nikagetsu Kurikoshi,” “Zutto Kurikoshi,” and “Packet Kurikoshi”	10,723	15,820
Accrued enterprise tax	6,970	11,565
Marketable securities and other investments	11,358	11,368
Inventories	6,328	10,170
Compensated absences	10,621	9,876
Receivables held for sale	5,434	8,873
Allowance for doubtful accounts	3,654	6,294
Accrued bonus	5,703	5,389
Asset retirement obligations	1,755	2,417
Accrued commissions to agent resellers	1,945	2,412
Other	13,551	12,714

Sub-total deferred tax assets	¥400,038	¥431,092
Less: Valuation allowance	(48,701)	(17,672)

Total deferred tax assets	¥351,337	¥413,420

Deferred tax liabilities:
Investments in affiliates	¥26,692	¥27,975
Unrealized holding gains on available-for-sale securities	26,204	20,395
Identifiable intangible assets	8,590	5,531
Other	3,473	1,261

Total deferred tax liabilities	¥64,959	¥55,162

Net deferred tax assets	¥286,378	¥358,258

The components of net deferred tax assets included in the consolidated balance sheets as of March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015	2016
Deferred tax assets (Current assets)	¥61,512	¥107,058
Deferred tax assets (Non-current investments and other assets)	237,427	261,434
Other current liabilities	(29)	(47)
Other long-term liabilities	(12,532)	(10,187)

Total	¥286,378	¥358,258

As of March 31, 2016, certain subsidiaries of DOCOMO had operating loss carryforwards for tax purposes of ¥165,770 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Millions of yen
2016
Within 5 years	¥21,604
6 to 20 years	118,359
Indefinite periods	25,807

Total	¥165,770

In assessing the realizability of deferred tax assets, DOCOMO considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and tax loss carryforwards become deductible. DOCOMO considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax-planning strategies in making this assessment. The realizability of all of DOCOMO’s deferred tax assets is substantially dependent upon the generation of future book income and DOCOMO anticipates continuing to generate substantial book income.

The net changes in the total valuation allowance were an increase of ¥11,483 million for the fiscal year ended March 31, 2014, and an increase of ¥9,060 million for the fiscal year ended March 31, 2015, and a decrease of ¥31,029 million for the fiscal year ended March 31, 2016, respectively. DOCOMO believes that it is more likely than not that the deferred tax assets less valuation allowances of certain subsidiaries will be realized; however, that assessment could change in the near term if estimates of future taxable income during the carryforward period are reduced.

As of and for the fiscal years ended March 31, 2014, 2015 and 2016, DOCOMO had no material unrecognized tax benefits. DOCOMO does not believe that there will be any significant increases or decreases in reserve for unrecognized tax benefits within the next 12 months. The total amounts of interest and penalties related to unrecognized tax benefits for the fiscal years ended March 31, 2014, 2015 and 2016 are immaterial.

DOCOMO mainly files income tax returns in Japan. DOCOMO is no longer subject to regular income tax examination by the tax authority for and before the fiscal year ended March 31, 2015.

DOCOMO does not disclose amounts applicable to foreign income taxes separately because amounts applicable to foreign income from continuing operations and to foreign income taxes are immaterial.

Other taxes—

The consumption tax rate for all taxable goods and services, with minor exceptions, was 5% for the fiscal year ended March 31, 2014 and 8% for the fiscal years ended March 31, 2015 and 2016. Consumption tax payable or receivable is determined based on consumption taxes levied on operating revenues offset by consumption taxes directly incurred by DOCOMO when purchasing goods and services.